Cover	Sep. 24, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 24, 2024
Entity File Number	000-29611
Entity Registrant Name	CS DIAGNOSTICS CORP.
Entity Central Index Key	0001106861
Entity Tax Identification Number	20-1290331
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	Stresemannallee 4b
Entity Address, City or Town	Neuss
Entity Address, Country	DE
Entity Address, Postal Zip Code	41460
Country Region	49
City Area Code	2131
Local Phone Number	151 08
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false